INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
Income taxes are recognized for the amount of taxes payable by our subsidiaries and for the impact of deferred income tax assets and liabilities related to such subsidiaries. Refer to Note 24 for deferred income tax recovery (expense) recognized in OCI.
(a)Income Tax Expense (Recovery)
Our consolidated income tax expense (recovery) is calculated based on the following income before income taxes by jurisdiction:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2025	2024	2023
Bermuda(1)	$1,405	$1,267	$352
Foreign – United States	(331)	(285)	307
Foreign – Other	(107)	231	155
Total income before income taxes	$967	$1,213	$814
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(1)Includes income (loss) from Bermuda-domiciled companies that have elected to pay U.S. income taxes under section 953(d) of the Internal Revenue Code (“IRC”) and mark-to-market movements on our warehoused investments yet to be transferred to insurance subsidiaries.
The Company’s income tax expense (recovery) is as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2025	2024	2023
Current tax:
Bermuda	$2	$—	$—
Foreign – United States(1)	(6)	87	(2)
Foreign – Other	84	29	5
Total current tax expense	80	116	3
Deferred tax:
Bermuda(2)	(60)	(314)	(35)
Foreign – United States(1)	103	157	39
Foreign – Other	(19)	7	10
Total deferred tax expense (recovery)	24	(150)	14
Total income tax expense (recovery)	$104	$(34)	$17
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(1)Income tax expense (benefit) from Bermuda-domiciled companies that have elected to be treated as U.S. taxpayers under section 953(d) of the IRC is included in the U.S., as these companies are subject to U.S. federal income tax. The related income (loss) from these companies is reflected in Bermuda.
(2)The amount for the year ended December 31, 2025 includes the amortization of $44 million of deferred tax assets. The prior years reflect the recognition of tax benefit related to the enactment of the Bermuda Corporate Income Tax (“CIT”) Act.
The following table reconciles the Bermuda statutory tax rate to the effective income tax rate for 2025, following the adoption of ASU 2023-09:

FOR THE YEAR ENDED DEC. 31, 2025 US$ MILLIONS, EXCEPT PERCENTAGES	Amount	Rate
Income before income taxes	$967

Income tax expense computed at the Bermuda statutory rate	145	15.0%

Foreign tax rate differential
The U.S.:
Statutory tax rate difference between Bermuda and the U.S.	(19)	(1.9)%
Effect of cross-border tax laws	174	18.0%
Other adjustments	(9)	(0.8)%
Canada:
Statutory tax rate difference between Bermuda and Canada	(7)	(0.7)%
Other non-deductible items	16	1.7%
The U.K.:
Statutory tax rate difference between Bermuda and the U.K.	(3)	(0.4)%
Effect of cross-border tax laws	71	7.3%
Other non-deductible items	4	0.4%
Other foreign jurisdictions	2	0.2%
Effect of changes in tax laws or rates enacted in the current year	(104)	(10.8)%
Effect of cross-border tax laws	—	—%
Tax credits	(154)	(16.0)%
Changes in valuation allowances	—	—%
Non-taxable or non-deductible items	(12)	(1.2)%
Changes in unrecognized tax benefits	—	—%
Other	—	—%
Total income tax expense	$104
Effective tax rate		10.8%
The below reconciliation has been prepared using a weighted average statutory income tax rate, which is calculated as the sum of total assets in each jurisdiction in which our subsidiaries operate in the given year, multiplied by that jurisdiction’s applicable statutory tax rate.

FOR THE YEARS ENDED DEC. 31	2024	2023
Weighted average statutory tax rate(1)	20.5%	17.3%
Increase (reduction) in rate resulting from:
International operations subject to different tax rates	(15.0)%	(10.3)%
Change in tax rates and imposition of new tax legislation	(25.9)%	(4.3)%
Impact of internal reorganization	13.2%	—%
Other	4.4%	(0.5)%
Effective income tax rate	(2.8)%	2.2%
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(1)Calculated based on the total asset allocation by jurisdiction. See Note 27.
Income Taxes Paid
The following table provides income taxes paid in cash (including installments, and net of refunds received) by jurisdiction, following the adoption of ASU 2023-09:

FOR THE YEAR ENDED DEC. 31, 2025 US$ MILLIONS
Bermuda	$14
Foreign:
United States	(9)
Canada	30
Other foreign jurisdictions(1)	—
Total	$35
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(1)No other state or foreign jurisdiction that exceeded 5% of total income taxes paid (net of refunds received).
Note that income taxes paid will vary, in most years, relative to current tax expense due to the timing of tax installments and refunds.
(b)     Deferred Tax Asset
The gross movement on the deferred tax asset is as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2025	2024	2023
Deferred tax asset, beginning of year	$760	$432	$490
Recognized in net loss (income)	(40)	324	(14)
Acquisition from business combination	—	50	51
Recognized in equity	(46)	(45)	(99)
Foreign exchange and other	13	(1)	4
Deferred tax asset, end of year	$687	$760	$432
Deferred tax asset recognized relates to the following temporary differences:

AS OF DEC. 31 US$ MILLIONS	2025	2024
Non-capital loss carryforwards	$430	$189
Investments	(10)	130
Insurance-related liabilities	192	(371)
Other policyholder funds	63	60
Deferred policy acquisition costs	(357)	(77)
Tax credit carryforwards	102	15
Bermuda corporate income tax(1)	457	399
Value of business acquired and other intangible assets	81	65
Reinsurance recoverables	(219)	347
Other	(52)	3
Total deferred tax asset	$687	$760
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(1)Refer to section “Pillar Two and Bermuda Corporate Income Tax Regime” within this note for details.
The Company evaluates the deferred tax asset based on, among other factors, historical operating results, expectation of future profitability, and the duration of the applicable statutory carryforward periods for tax attributes. Based on the evaluation of the deferred tax asset as of December 31, 2025, the Company determined that the deferred tax asset would be realized within the applicable statutory carryforward.
(c)     Deferred Tax Liability
The gross movement on the deferred tax liability is as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2025	2024	2023
Deferred tax liability, beginning of year	$475	$—	$—
Recognized in net income (loss)	(16)	174	—
Acquisition from business combination	—	254	—
Recognized in equity	166	47	—
Foreign exchange and other	10	—	—
Deferred tax liability, end of year	$635	$475	$—
Deferred tax liability recognized relates to the following temporary differences:

AS OF DEC. 31 US$ MILLIONS	2025	2024
Non-capital loss carryforwards	$(595)	$(514)
Investments	(1,059)	(1,314)
Insurance-related liabilities	4,273	3,763
Deferred policy acquisition costs	205	132
Tax credit carryforwards	—	(73)
Value of business acquired and other intangible assets	2,002	2,155
Reinsurance recoverables	(4,106)	(3,590)
Other	(85)	(84)
Total deferred tax liability	$635	$475
Pillar Two and Bermuda Corporate Income Tax Regime
In December 2023, the Government of Bermuda enacted a CIT regime, designed to align with the Organization for Economic Cooperation and Development’s (“OECD”) global minimum tax rules. The Corporate Income Tax Act 2023 came into operation in its entirety on January 1, 2025. The regime applies a 15% CIT to Bermuda businesses that are part of Multinational Enterprise (“MNE”) groups with annual revenue of €750 million or more. On December 11, 2025, the Government of Bermuda enacted further amendments to the Bermuda Tax Act to align the calculation of the ETA with the Administrative Guidance issued by OECD in January 2025. Under these changes, any deferred tax liability that would otherwise arise solely from the mechanical calculation of the ETA is eliminated by reducing the amount to zero. As a result of these amendments, the company recognized net additional DTAs totaling $175 million in 2025. The Company had deferred tax assets totaling $457 million as of December 31, 2025 relating to this regime (2024 – $399 million).
The Company has foreign operating subsidiaries principally located in Bermuda, the U.S., Canada, the Cayman Islands, Luxembourg, as well as the U.K. The U.K. enacted legislation in July 2023, implementing certain provisions of Pillar Two. Subsequently on March 21, 2025, the U.K. enacted certain amendments to its Pillar Two legislation, introducing the undertaxed payment rule (“UTPR”) for accounting periods beginning on or after December 31, 2024. Under the amended legislation, the UTPR would be applied as additional top-up tax levied directly on U.K. constituent entities in an amount equal to the UTPR top-up tax allocated to the U.K. Due to the phased adoption of the OECD January 2015 Administrative Guidance in the UK, a top-tax has been accrued on non-UK operations in 2025.
On June 20, 2024, Canada enacted new legislation imposing a 15% global minimum tax on profits. The legislation applies retroactively and implements an income inclusion rule (“IIR”) and a qualified domestic minimum top-up tax (“QDMTT”) for fiscal years that begin on or after December 31, 2023. As of December 31, 2025, Canada has not enacted legislation addressing the UTPR.
Luxembourg implemented the Pillar Two rules in line with the EU Council Directive on December 14, 2022, which introduced an IIR tax (for fiscal years starting on or after December 31, 2023), a UTPR tax (for fiscal years starting on or after December 31, 2024) and a QDMTT (for fiscal years starting on or after December 31, 2023).
Based on our evaluation of the enacted Pillar Two legislation in Canada and Luxembourg, we determined that there was no material impact on the Company’s effective tax rate for the year ended December 31, 2025.
The U.S. and Cayman Islands have not yet passed legislation with respect to the Pillar Two.
The Company continues to monitor legislative developments and assess the impact of the global minimum tax requirements across jurisdictions in which it operates.